Income Taxes		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Income Taxes

NOTE 3. INCOME TAXES

The Company’s net deferred tax assets are as follows:

July 2, 2025
Deferred tax asset:
Organizational costs/startup expenses	$509
Total deferred tax asset	509
Valuation allowance	(509)
Deferred tax asset, net of allowance	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, if any, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

As of July 2, 2025, the Company had no federal Net Operating Losses (“NOLs”).

Sonnet BioTherapeutics Holdings, Inc. [Member]
Income Taxes

9. Income Taxes

As of September 30, 2024, the Company had $107.5 million, $24.4 million and $16.0 million of federal, state and foreign net operating losses, respectively. The federal net operating losses will begin to expire in 2030, the state net operating losses will begin to expire in 2039 and the foreign net operating losses begin to expire in 2027. As of September 30, 2024, the Company has federal and state research and development tax credit carryforwards of $2.6 million and $0.5 million available to reduce future tax liabilities which will begin to expire in 2035 and 2032, respectively. Realization of the deferred tax asset is contingent on future taxable income and based upon the level of historical losses, management has concluded that the deferred tax asset does not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance continues to be recorded against the Company’s deferred tax assets as of September 30, 2024 and 2023. The valuation allowance decreased $0.6 million during the year ended September 30, 2024 and increased $5.8 million during the year ended September 30, 2023.

Due to the change in ownership provisions of the Internal Revenue Code, the availability of the Company’s net operating loss carryforwards may be subject to annual limitations, against taxable income in future periods, which could substantially limit the eventual utilization of such carryforwards. The Company has not analyzed the historical or potential impact of its equity financings on beneficial ownership and therefore no determination has been made whether the net operating loss carryforwards are subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there would be a reduction in the deferred tax assets with an offsetting reduction in the valuation allowance.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely-than-not be realized. The determination as to whether the tax benefit will more-likely-than-not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes interest and penalties accrued on any unrecognized tax benefits within the provision for income taxes in its consolidated statements of operations. No unrecognized tax benefits have been recorded.

The tax effects of the temporary differences that gave rise to deferred taxes were as follows:

	September 30,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$26,754,767	$27,996,751
Research and development credit carryforwards	3,129,222	3,106,675
Amortization	5,791,883	4,692,227
Share-based compensation	19,357	226
Operating lease liability	36,786	57,319
Accrued expenses and other	26,977	546,612
Section 163(j) disallowed interest expense	761,450	763,172
Gross deferred tax assets	36,520,442	37,162,982
Less: valuation allowance	(36,480,967)	(37,100,582)
	39,475	62,400
Deferred tax liabilities:
Property and equipment	(4,782)	(7,954)
Operating lease right-of-use asset	(34,693)	(54,446)
Net deferred tax assets	$—	$—

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

During the year ended September 30, 2024, the Company sold New Jersey state net operating losses in the amount of $49.4 million and unused New Jersey state research and development tax credits in the amount of $0.3 million, resulting in the recognition of other income of $4.4 million in the consolidated statement of operations. There were no such sales during the year ended September 30, 2023.

The Company recorded no income tax expense or benefit for the years ended September 30, 2024 and 2023. A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years ended September 30,
	2024	2023
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(5.8)	(7.1)
Change in valuation allowance	(8.3)	30.8
Research and development credit	(4.6)	(5.1)
Permanent differences	2.7	(1.6)
Foreign tax rate differential	0.1	0.3
State net operating losses	—	3.7
Sale of state net operating losses and research and development credits	51.5	—
Other	(14.6)	—
Effective income tax rate	—%	—%

In August 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“IRA”). The IRA contains a number of tax-related provisions that will be effective for tax years beginning after December 31, 2022, including a corporate alternative minimum tax of 15% on certain large corporations and an excise tax of 1% on corporate stock repurchases. The Company is currently evaluating the various provisions of the IRA and does not anticipate a material impact on its consolidated financial statements.